Related Party Transactions - Summary of Related Party Transactions (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Pool management fees and commissions	$ (2,043)	$ (2,630)	$ (7,929)	$ (7,490)
Commercial management fees	(490)	(385)	(1,238)	(827)
Vessel operating expenses	(44,783)	(35,267)	(136,245)	(87,085)
Strategic and administrative service fees	(2,471)	(1,594)	(7,461)	(5,313)
Time-charter [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	417	0	5,404	0
Lay-up Services [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 200	0	$ 432	0
Number of vessels | Vessel	2		2
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ (2,338)	(1,687)	$ (6,925)	(4,843)
Entities under Common Control [Member]
Related Party Transaction [Line Items]
Commercial management fees	0	(64)	0	(191)
Strategic and administrative service fees	0	(171)	0	(511)
Entities under Common Control [Member] | Time-charter [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	0	663	0	4,558
Entities under Common Control [Member] | Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 0	$ (112)	$ 0	$ (334)